Stockholders' equity - Summary of Common Stock Reserved for Future Issuance (Detail) - shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Convertible preferred stock		19,278,606	13,789,770
Common stock options granted and outstanding	3,959,693	2,683,441	1,854,886
Common stock reserved for future option grants		203,696	271,490
Total common stock reserved for future issuance		22,165,743	15,916,146